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                              [NATIONWIDE(R) LOGO]

                                 Nationwide(R)
                             VA Separate Account-D

                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2001

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO



WR-0083-6/01

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                              [NATIONWIDE(R) LOGO]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

On behalf of Nationwide Life and Annuity Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide VA Separate Account-D.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.

                              /s/ Joseph J. Gasper
                          Joseph J. Gasper, President
                                August 14, 2001

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

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1100 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 12. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTs, beginning on page 8, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-D
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS:
  Investments at fair value:

  W & R Target Funds, Inc.- Asset Strategy Portfolio (WRASP)
    1,172,563 shares (cost $7,768,181) ...........................   $ 7,571,588

  W & R Target Funds, Inc.- Balanced Portfolio (WRBP)
    973,203 shares (cost $6,912,155) .............................     6,876,165

  W & R Target Funds, Inc.- Bond Portfolio (WRBdP)
    893,873 shares (cost $4,784,768) .............................     4,804,297

  W & R Target Funds, Inc.- Core Equity Portfolio (WRCEP)
    2,360,322 shares (cost $25,893,263) ..........................    25,571,733

  W & R Target Funds, Inc.- Growth Portfolio (WRGP)
    2,421,499 shares (cost $21,553,449) ..........................    21,494,435

  W & R Target Funds, Inc.- High Income Portfolio (WRHIP)
    947,076 shares (cost $3,377,002) .............................     3,360,415

  W & R Target Funds, Inc.- International Portfolio (WRIP)
    408,866 shares (cost $2,909,348) .............................     2,782,579

  W & R Target Funds, Inc.- Limited-Term Bond Portfolio (WRLBP)
    102,789 shares (cost $553,196) ...............................       557,001

  W & R Target Funds, Inc.- Money Market Portfolio (WRMMP)
    6,391,603 shares (cost $6,391,603) ...........................     6,391,603

  W & R Target Funds, Inc.- Science & Technology Portfolio (WRSTP)
    523,990 shares (cost $6,521,007) .............................     6,498,052

  W & R Target Funds, Inc.- Small Cap Portfolio (WRSCP)
    966,818 shares (cost $7,589,175) .............................     8,112,090

  W & R Target Funds, Inc.- Value Portfolio (WRVP)
    209,345 shares (cost $1,043,995) .............................     1,041,494
                                                                      ----------

      Total investments ..........................................    95,061,452

 Accounts receivable .............................................         1,142
                                                                      ----------

      Total assets ...............................................    95,062,594

Accounts payable .................................................          --
                                                                      ----------

Contract owners' equity (note 4) .................................   $95,062,594
                                                                      ==========

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                                       Total          WRASP            WRBP         WRBdP           WRCEP
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    54,039           --             --             --             --
  Mortality and expense risk charges
    (note 2) ....................................      (252,915)       (22,846)       (18,525)       (13,092)       (67,161)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment activity .....................      (198,876)       (22,846)       (18,525)       (13,092)       (67,161)
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     2,232,846         77,325          9,727         12,157         72,726
  Cost of mutual fund shares sold ...............    (2,241,732)       (76,497)       (10,110)       (11,863)       (72,287)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        (8,886)           828           (383)           294            439
  Change in unrealized gain (loss)
    on investments ..............................      (235,688)      (196,593)       (35,989)        19,529       (321,530)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (244,574)      (195,765)       (36,372)        19,823       (321,091)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --             --
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (443,450)      (218,611)       (54,897)         6,731       (388,252)
                                                    ===========    ===========    ===========    ===========    ===========

                                                         WRGP          WRHIP           WRIP
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --             --             --
  Mortality and expense risk charges
    (note 2) ....................................       (56,254)        (8,276)        (7,961)
                                                    -----------    -----------    -----------
    Net investment activity .....................       (56,254)        (8,276)        (7,961)
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       105,279         45,150         46,746
  Cost of mutual fund shares sold ...............      (109,563)       (43,540)       (48,993)
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........        (4,284)         1,610         (2,247)
  Change in unrealized gain (loss)
    on investments ..............................       (59,014)       (16,587)      (126,769)
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (63,298)       (14,977)      (129,016)
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (119,552)       (23,253)      (136,977)
                                                    ===========    ===========    ===========

                                                       WRLBP         WRMMP         WRSTP        WRSCP           WRVP
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --        54,039            --            --            --
  Mortality and expense risk charges
    (note 2) ....................................       (1,060)      (19,842)      (16,885)      (20,331)         (682)
                                                    ----------    ----------    ----------    ----------    ----------
    Net investment activity .....................       (1,060)       34,197       (16,885)      (20,331)         (682)
                                                    ----------    ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........        2,985     1,829,025        31,589            82            55
  Cost of mutual fund shares sold ...............       (2,941)   (1,829,025)      (36,777)          (81)          (55)
                                                    ----------    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........           44          --          (5,188)            1          --
  Change in unrealized gain (loss)
    on investments ..............................        3,806          --         (22,954)      522,915        (2,502)
                                                    ----------    ----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............        3,850          --         (28,142)      522,916        (2,502)
                                                    ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains ......................         --            --            --            --            --
                                                    ----------    ----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    2,790        34,197       (45,027)      502,585        (3,184)
                                                    ==========    ==========    ==========    ==========    ==========

See accompanying notes to financial statements

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY
SIX MONTH PERIOD ENDED JUNE 30,2001
(UNAUDITED)

                                               Total           WRASP            WRBP          WRBdP
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (198,876)        (22,846)        (18,525)        (13,092)
  Realized gain (loss) on investments .         (8,886)            828            (383)            294
  Change in unrealized gain (loss)
    on investments ....................       (235,688)       (196,593)        (35,989)         19,529
  Reinvested capital gains ............           --              --              --              --
                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................       (443,450)       (218,611)        (54,897)          6,731
                                          ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     96,346,128       7,836,208       6,756,472       4,678,714
  Transfers between funds .............           --           152,551         206,815         148,788
  Redemptions .........................     (1,064,080)       (209,969)        (49,334)        (31,146)
  Annuity benefits ....................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..........................           --              --              --              --
  Contingent deferred sales charges
    (note 2) ..........................         (2,840)           (129)            (82)            (38)
  Adjustments to maintain reserves ....        226,836          11,126          17,100           1,164
                                          ------------    ------------    ------------    ------------
      Net equity transactions .........     95,506,044       7,789,787       6,930,971       4,797,482
                                          ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     95,062,594       7,571,176       6,876,074       4,804,213
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................           --              --              --              --
                                          ------------    ------------    ------------    ------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 95,062,594       7,571,176       6,876,074       4,804,213
                                          ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .....................         22,505           1,112           1,679             122
                                          ------------    ------------    ------------    ------------
  Units purchased .....................     10,563,035         826,000         709,662         475,458
  Units redeemed ......................       (416,798)        (24,457)         (9,981)        (15,089)
                                          ------------    ------------    ------------    ------------
  Ending units ........................     10,168,742         802,655         701,360         460,491
                                          ============    ============    ============    ============

                                               WRCEP           WRGP             WRHIP            WRIP
INVESTMENT ACTIVITY:
  Net investment income ...............        (67,161)        (56,254)         (8,276)         (7,961)
  Realized gain (loss) on investments .            439          (4,284)          1,610          (2,247)
  Change in unrealized gain (loss)
    on investments ....................       (321,530)        (59,014)        (16,587)       (126,769)
  Reinvested capital gains ............           --              --              --              --
                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................       (388,252)       (119,552)        (23,253)       (136,977)
                                          ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     25,485,217      21,385,640       3,386,466       2,836,103
  Transfers between funds .............        659,279         396,443          50,093         147,787
  Redemptions .........................       (227,952)       (218,921)        (61,387)        (72,388)
  Annuity benefits ....................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..........................           --              --              --              --
  Contingent deferred sales charges
    (note 2) ..........................           (426)           (268)           --              --
  Adjustments to maintain reserves ....         42,189          50,539           8,495           8,002
                                          ------------    ------------    ------------    ------------
      Net equity transactions .........     25,958,307      21,613,433       3,383,667       2,919,504
                                          ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..     25,570,055      21,493,881       3,360,414       2,782,527
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................           --              --              --              --
                                          ------------    ------------    ------------    ------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..     25,570,055      21,493,881       3,360,414       2,782,527
                                          ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .....................          4,294           5,049             844             794
                                          ------------    ------------    ------------    ------------
  Units purchased .....................      2,880,680       2,417,185         322,413         332,025
  Units redeemed ......................        (45,845)        (40,497)         (5,755)        (13,750)
                                          ------------    ------------    ------------    ------------
  Ending units ........................      2,839,129       2,381,737         317,502         319,069
                                          ============    ============    ============    ============

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30,2001 (UNAUDITED)

                                             WRLBP        WRMMP          WRSTP          WRSCP         WRVP
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (1,060)       34,197       (16,885)      (20,331)         (682)
  Realized gain (loss) on investments .           44          --          (5,188)            1          --
  Change in unrealized gain (loss)
    on investments ....................        3,806          --         (22,954)      522,915        (2,502)
  Reinvested capital gains ............         --            --            --            --            --
                                          ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................        2,790        34,197       (45,027)      502,585        (3,184)
                                          ----------    ----------    ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners ...................      545,974     8,500,459     6,547,726     7,348,472     1,038,677
  Transfers between funds .............        9,575    (2,092,851)       53,696       261,824         6,000
  Redemptions .........................       (1,337)      (77,847)      (69,575)      (44,224)         --
  Annuity benefits ....................         --            --            --            --            --
  Annual contract maintenance charges
    (note 2) ..........................         --            --            --            --            --
  Contingent deferred sales charges
    (note 2) ..........................         --          (1,632)         (235)          (30)         --
  Adjustments to maintain reserves ....           (4)       31,134        11,385        45,707            (1)
                                          ----------    ----------    ----------    ----------    ----------
      Net equity transactions .........      554,208     6,359,263     6,542,997     7,611,749     1,044,676
                                          ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..      556,998     6,393,460     6,497,970     8,114,334     1,041,492
CONTRACT OWNERS'EQUITY BEGINNING
  OF PERIOD ...........................         --            --            --            --            --
                                          ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $  556,998     6,393,460     6,497,970     8,114,334     1,041,492
                                          ==========    ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .....................         --           3,115         1,183         4,313          --
                                          ----------    ----------    ----------    ----------    ----------
  Units purchased .....................       52,968       862,199       789,826       789,703       104,916
  Units redeemed ......................         (226)     (237,835)      (15,455)       (7,908)         --
                                          ----------    ----------    ----------    ----------    ----------
  Ending units ........................       52,742       627,479       775,554       786,108       104,916
                                          ==========    ==========    ==========    ==========    ==========

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

         Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

            Portfolio of the Waddell and Reed: W & R Target Funds, Inc. (W & R
            TFI);
               W & R Target Funds, Inc. - Asset Strategy Portfolio (WRASP)
               W & R Target Funds, Inc. - Balanced Portfolio (WRBP)
               W & R Target Funds, Inc. - Bond Portfolio (WRBdP)
               W & R Target Funds, Inc. - Core Equity Portfolio (WRCEP)
               W & R Target Funds, Inc. - Growth Portfolio (WRGP)
               W & R Target Funds, Inc. - High Income Portfolio (WRHIP)
               W & R Target Funds, Inc. - International Portfolio (WRIP)
               W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
               W & R Target Funds, Inc. - Money Market Portfolio (WRMMP)
               W & R Target Funds, Inc. - Science & Technology Portfolio (WRSTP) W & R Target Funds, Inc. - Small Cap Portfolio (WRSCP)
               W & R Target Funds, Inc. - Value Portfolio (WRVP)

         At June 30, 2001, contract owners have invested in all of the above funds, except for W & R Target Funds, Inc. - Limited-Term Bond Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. This charge ranges from an annual rate of 1.35% to a maximum of 2.05%, if all permissible rider options are utilized. The rider options include: (a) 7 year CDSC; (b) death benefit; (c) guaranteed minimum income benefit and (d) nursing home and long term care.

                                  (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

The following table provides mortality, expense and administration charges by asset fee rate for the six-month period ended June 30, 2001:

                                Total        WRASP         WRBP        WRBdP        WRCEP
                      ----------------   ----------     --------    ---------    ---------
1.35%  . . . . . . . .$        108,454        9,428        8,410        4,567       32,008
1.40%  . . . . . . . .          52,436        5,733        2,942        3,200       13,950
1.45%  . . . . . . . .           7,448          554          755          251        2,200
1.50%  . . . . . . . .          51,311        4,083        3,462        2,213       10,828
1.55%  . . . . . . . .          14,954          758        1,692        1,307        4,490
1.60%  . . . . . . . .               8            -            -            -            4
1.65%  . . . . . . . .             882          127          111           91          193
1.70%  . . . . . . . .             152           77            -            -           15
1.75%  . . . . . . . .              19            4            -            -            4
1.80%  . . . . . . . .           8,318        1,203          671          729        1,826
1.85%  . . . . . . . .           7,113          660          273          525        1,287
1.95%  . . . . . . . .           1,817          219          209          209          356
2.00%  . . . . . . . .               3            -            -            -            -
                      ----------------   ----------     --------    ---------    ---------
  Total  . . . . . . .$        252,915       22,846       18,525       13,092       67,161
                      ================   ==========     ========    =========    =========

                                  WRGP        WRHIP         WRIP        WRLBP        WRMMP
                      ----------------   ----------     --------    ---------    ---------
1.35%  . . . . . . . .$         24,569        4,932        2,747          676        5,934
1.40%  . . . . . . . .           9,910          993        1,786          167        3,095
1.45%  . . . . . . . .           2,206          326          275            -            7
1.50%  . . . . . . . .          14,389        1,229        2,286            -        5,415
1.55%  . . . . . . . .           2,157          292          600           78        1,468
1.60%  . . . . . . . .               4            -            -            -            -
1.65%  . . . . . . . .             160            9           59            -            -
1.70%  . . . . . . . .              15            -           15            -            -
1.75%  . . . . . . . .               4            -            -            -            -
1.80%  . . . . . . . .           1,878          277           82            -          526
1.85%  . . . . . . . .             717          170          111          115        2,946
1.95%  . . . . . . . .             245           48            -           24          451
2.00%  . . . . . . . .               -            -            -            -            -
                      ----------------   ----------     --------    ---------    ---------
  Total  . . . . . . .$         56,254        8,276        7,961        1,060       19,842
                      ================   ==========     ========    =========    =========

                                WRSTP        WRSCP       WRVP
                      ---------------    ---------   --------
1.35%  . . . . . . . .$         6,245        8,607        331
1.40%  . . . . . . . .          5,258        5,342         60
1.45%  . . . . . . . .            395          476          3
1.50%  . . . . . . . .          3,459        3,688        259
1.55%  . . . . . . . .            839        1,273          -
1.60%  . . . . . . . .              -            -          -
1.65%  . . . . . . . .             64           68          -
1.70%  . . . . . . . .             15           15          -
1.75%  . . . . . . . .              1            2          4
1.80%  . . . . . . . .            359          742         25
1.85%  . . . . . . . .            221           88          -
1.95%  . . . . . . . .             28           28          -
2.00%  . . . . . . . .              1            2          -
                      ---------------    ---------   --------
  Total  . . . . . . .$        16,885       20,331        682
                      ===============    =========   ========


(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                  (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units outstanding, unit fair values, contract owners' equity expense ratios and total return for variable annuity contracts as of June 30, 2001.

                                                       Asset                    Unit          Contract                      Total
                                                       Charge      Units      Fair Value   Owners' Equity   Expenses(*)   Return(**)
                                                       ------      -----      ----------   --------------   -----------   ----------
W & R Target Funds, Inc.-
Asset Strategy Portfolio
 2001 .........................................         1.35%      340,114     9.437486       3,209,822        0.99%       -9.07%
                                                        1.40%      199,021     9.434738       1,877,712        0.99%       -9.09%
                                                        1.45%       23,997     9.431988         226,343        1.05%       -9.11%
                                                        1.50%      150,957     9.429240       1,423,413        1.13%       -9.14%
                                                        1.55%       22,127     9.426481         208,582        1.16%       -9.16%
                                                        1.65%        2,513     9.420972          23,675        1.28%       -9.21%
                                                        1.70%        1,249     9.418217          11,760        1.36%       -9.23%
                                                        1.75%        2,564     9.415461          24,137        1.42%       -9.25%
                                                        1.80%       40,136     9.412711         377,791        1.40%       -9.28%
                                                        1.85%       12,688     9.409950         119,390        1.48%       -9.30%
                                                        1.95%        7,289     9.404435          68,551        1.54%       -9.35%
W & R Target Funds, Inc.- Balanced Portfolio
 2001 .........................................         1.35%      340,564     9.808368       3,340,379        1.00%       -4.19%
                                                        1.40%      113,561     9.805502       1,113,528        1.02%       -4.21%
                                                        1.45%       30,536     9.802646         299,329        1.12%       -4.24%
                                                        1.50%      127,004     9.799789       1,244,613        1.08%       -4.26%
                                                        1.55%       57,441     9.796926         562,747        1.14%       -4.29%
                                                        1.65%        2,755     9.791196          26,976        1.24%       -4.34%
                                                        1.80%       16,825     9.782604         164,594        1.44%       -4.41%
                                                        1.85%        7,121     9.779732          69,643        1.46%       -4.43%
                                                        1.95%        5,552     9.774007          54,266        1.57%       -4.48%
W & R Target Funds, Inc.- Bond Portfolio
 2001 .........................................         1.35%      168,473    10.438907       1,758,673        0.96%         2.09%
                                                        1.40%      107,901    10.435860       1,126,043        1.04%         2.06%
                                                        1.45%       16,680    10.432819         174,017        1.13%         2.04%
                                                        1.50%       90,019    10.429775         938,874        1.14%         2.01%
                                                        1.55%       41,148    10.426726         429,035        1.19%         1.99%
                                                        1.65%        1,565    10.420640          16,307        1.31%         1.94%
                                                        1.80%       19,085    10.411501         198,699        1.43%         1.86%
                                                        1.85%       10,029    10.408446         104,384        1.51%         1.83%
                                                        1.95%        5,593    10.402351          58,180        1.54%         1.78%
W & R Target Funds, Inc.- Core Equity Portfolio
 2001 .........................................         1.35%    1,320,693     9.010045      11,899,498        1.00%       -11.82%
                                                        1.40%      580,999     9.007415       5,233,297        1.06%       -11.84%
                                                        1.45%       90,821     9.004786         817,827        1.13%       -11.87%
                                                        1.50%      569,550     9.002157       5,127,175        1.09%       -11.89%
                                                        1.55%      190,602     8.999527       1,715,328        1.18%       -11.91%
                                                        1.60%          642     8.996897           5,780        1.27%       -11.93%
                                                        1.65%        5,562     8.994267          50,022        1.24%       -11.95%
                                                        1.70%          259     8.991641           2,326        1.35%       -11.98%
                                                        1.75%        3,386     8.989001          30,441        1.37%       -12.00%
                                                        1.80%       42,528     8.986371         382,173        1.45%       -12.02%
                                                        1.85%       24,563     8.983738         220,668        1.45%       -12.04%
                                                        1.95%        9,524     8.978470          85,515        1.62%       -12.09%

                                                       Asset                  Unit          Contract                      Total
                                                       Charge      Units    Fair Value   Owners' Equity   Expenses(*)   Return(**)
                                                       ------      -----    ----------   --------------   -----------   ----------
W & R Target Funds, Inc.- Growth Portfolio
 2001 ...........................................        1.35%   1,061,480    9.028453       9,583,521        0.95%      -10.79%
                                                         1.40%     422,492    9.025812       3,813,336        1.02%      -10.82%
                                                         1.45%      96,473    9.023174         870,491        1.08%      -10.84%
                                                         1.50%     627,927    9.020535       5,664,235        1.13%      -10.86%
                                                         1.55%      93,386    9.017900         842,150        1.21%      -10.88%
                                                         1.60%         649    9.015267           5,851        1.18%      -10.91%
                                                         1.65%       4,974    9.012628          44,831        1.30%      -10.93%
                                                         1.70%         261    9.009990           2,348        1.36%      -10.95%
                                                         1.75%       2,700    9.007351          24,319        1.42%      -10.97%
                                                         1.80%      48,384    9.004712         435,686        1.40%      -11.00%
                                                         1.85%      16,753    9.002072         150,814        1.48%      -11.02%
                                                         1.95%       6,188    8.996789          55,673        1.55%      -11.06%
                                                         2.00%          70    8.994147             626        1.64%      -11.09%
W & R Target Funds, Inc.- High Income Portfolio
 2001 ...........................................        1.35%     172,010   10.588293       1,821,297        1.01%        5.11%
                                                         1.40%      38,819   10.585203         410,904        1.03%        5.08%
                                                         1.45%      18,396   10.582117         194,670        1.08%        5.06%
                                                         1.50%      58,953   10.579030         623,669        1.10%        5.03%
                                                         1.55%      14,318   10.575942         151,427        1.16%        5.00%
                                                         1.65%         186   10.569762           1,961        1.32%        4.95%
                                                         1.80%      10,521   10.560496         111,108        1.39%        4.87%
                                                         1.85%       2,971   10.557407          31,366        1.45%        4.84%
                                                         1.95%       1,328   10.551216          14,012        1.59%        4.79%
W & R Target Funds, Inc.- International Portfolio
 2001 ...........................................        1.35%     111,676    8.725155         974,389        0.95%      -14.01%
                                                         1.40%      71,972    8.722603         627,783        1.07%      -14.03%
                                                         1.45%       9,008    8.720056          78,546        1.11%      -14.05%
                                                         1.50%      88,241    8.717510         769,239        1.12%      -14.07%
                                                         1.55%      29,529    8.714956         257,345        1.18%      -14.10%
                                                         1.65%       1,965    8.709862          17,114        1.31%      -14.14%
                                                         1.70%         259    8.707311           2,258        1.29%      -14.16%
                                                         1.80%       3,129    8.702202          27,232        1.44%      -14.21%
                                                         1.85%       3,290    8.699651          28,621        1.44%      -14.23%
W & R Target Funds, Inc.-
Limited-Term Bond Portfolio
 2001 ...........................................        1.35%      38,295   10.564185         404,559        1.01%        4.21%
                                                         1.40%       7,701   10.561108          81,331        1.03%        4.18%
                                                         1.55%       3,175   10.551857          33,503        1.21%        4.10%
                                                         1.85%       2,653   10.533372          27,948        1.49%        3.95%
                                                         1.95%         918   10.527204           9,659        1.53%        3.89%
W & R Target Funds, Inc.-
Money Market Portfolio
 2001 ...........................................        1.35%     197,873   10.199043       2,018,120        0.97%        1.59%
                                                         1.40%      87,823   10.196068         895,447        1.05%        1.57%
                                                         1.45%       4,386   10.193096          44,712        1.08%        1.54%
                                                         1.50%     167,036   10.190121       1,702,114        1.15%        1.52%
                                                         1.55%      30,845   10.187144         314,227        1.16%        1.49%
                                                         1.80%      39,304   10.172259         399,811        1.47%        1.36%
                                                         1.85%      92,584   10.169279         941,514        1.50%        1.34%
                                                         1.95%       7,627   10.163320          77,516        1.54%        1.29%

NATIONWIDE VA SEPARATE ACCOUNT-D
NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                Asset                      Unit          Contract                    Total
                                               Charge     Units       Fair Value    Owners' Equity   Expenses(*)  Return(**)
                                               ------     -----       ----------    --------------   -----------  ----------
W & R Target Funds, Inc.-
Science & Technology Portfolio
 2001 .......................................   1.35%     283,247       8.382372       2,374,281         0.98%      -13.59%
                                                1.40%     211,771       8.379913       1,774,625         1.06%      -13.61%
                                                1.45%      12,417       8.377469         104,023         1.08%      -13.63%
                                                1.50%     185,112       8.375020       1,550,318         1.16%      -13.65%
                                                1.55%      62,125       8.372566         520,147         1.16%      -13.67%
                                                1.65%       2,201       8.367662          18,415         1.25%      -13.72%
                                                1.70%         280       8.365213           2,342         1.32%      -13.74%
                                                1.75%         744       8.362762           6,224         1.39%      -13.76%
                                                1.80%      11,565       8.360304          96,685         1.47%      -13.78%
                                                1.85%       5,390       8.357850          45,046         1.52%      -13.81%
                                                1.95%         626       8.352938           5,228         1.57%      -13.85%
                                                2.00%          76       8.350486             638         1.66%      -13.87%
W & R Target Funds, Inc.- Small Cap Portfolio
 2001 .......................................   1.35%     325,680      10.326569       3,363,160         1.03%        2.45%
                                                1.40%     194,815      10.323556       2,011,180         1.00%        2.43%
                                                1.45%      19,942      10.320540         205,811         1.10%        2.40%
                                                1.50%     178,136      10.317524       1,837,918         1.12%        2.38%
                                                1.55%      44,712      10.314506         461,185         1.18%        2.35%
                                                1.65%       1,970      10.308469          20,310         1.29%        2.30%
                                                1.70%         244      10.305449           2,518         1.31%        2.27%
                                                1.75%       1,265      10.302428          13,029         1.40%        2.25%
                                                1.80%      16,419      10.299406         169,108         1.47%        2.22%
                                                1.85%       2,308      10.296391          23,759         1.45%        2.19%
                                                1.95%         553      10.290351           5,695         1.57%        2.14%
                                                2.00%          64      10.287316             662         1.65%        2.12%
W & R Target Funds, Inc.- Value Portfolio
 2001 .......................................   1.35%      52,738       9.928162         523,589         0.96%       -0.72% 05/01/01
                                                1.40%      11,101       9.927347         110,200         1.05%       -0.73% 05/01/01
                                                1.45%       1,691       9.926533          16,789         1.05%       -0.73% 05/01/01
                                                1.50%      34,661       9.925716         344,033         1.16%       -0.74% 05/01/01
                                                1.75%       2,459       9.921639          24,401         1.39%       -0.78% 05/01/01
                                                1.80%       2,266       9.920826          22,479         1.45%       -0.79% 05/01/01
                                                          =======     ==========    ------------
 2001 Contract owners' equity.................                                      $ 95,062,594
                                                                                    ============

* This represents annualized expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                          ---------------
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220             Bulk Rate
                                                                         U.S.Postage
                                                                           PAID
                                                                        Columbus, Ohio
                                                                         Permit No.521
                                                                       ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company